UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Astoria
Real Assets ETF
PPI
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Astoria Real Assets ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$36	0.63%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,135,897
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
SPDR Gold MiniShares Trust	9.1%
Bitwise Bitcoin ETF	3.7%
Constellation Energy Corp.	3.6%
Newmont Corp.	3.2%
Rolls-Royce Holdings PLC	3.2%
Howmet Aerospace, Inc.	2.6%
Vistra Corp.	2.6%
American Electric Power Co., Inc.	2.5%
Anglogold Ashanti PLC	2.4%
Rheinmetall A.G.	2.3%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Astoria Real Assets ETF
AXS
Esoterica NextG Economy ETF
WUGI
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Esoterica NextG Economy ETF (WUGI)	$45	0.75%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$36,118,196
Total number of portfolio holdings	38
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	11.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9.4%
Broadcom, Inc.	7.6%
Meta Platforms, Inc. - Class A	5.8%
Synopsys, Inc.	5.6%
Amazon.com, Inc.	4.6%
Snowflake, Inc. - Class A	3.2%
KraneShares CSI China Internet ETF	3.1%
Cadence Design Systems, Inc.	3.0%
Xtrackers Harvest CSI 300 China A-Shares ETF	3.0%
Asset Allocation
Industry  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Esoterica NextG Economy ETF
AXS
Green Alpha ETF
NXTE
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Green Alpha ETF (NXTE)	$58	1.00%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,371,981
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9.5%
International Business Machines Corp.	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	4.7%
CRISPR Therapeutics A.G.	4.7%
ASML Holding N.V.	4.4%
QUALCOMM, Inc.	3.2%
Hudson Pacific Properties, Inc.	3.1%
Vestas Wind Systems A/S	3.0%
Digital Realty Trust, Inc.	2.6%
Alexandria Real Estate Equities, Inc.	2.6%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Green Alpha ETF
AXS
Knowledge Leaders ETF
KNO
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the AXS Knowledge Leaders ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Knowledge Leaders ETF (KNO)	$41	0.76%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,289,887
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Micron Technology, Inc.	4.3%
TE Connectivity PLC	4.0%
Trane Technologies PLC	3.2%
Garmin Ltd.	3.1%
Labcorp Holdings, Inc.	2.9%
Stryker Corp.	2.6%
Boston Scientific Corp.	2.6%
Constellation Software, Inc.	2.3%
GE HealthCare Technologies, Inc.	2.1%
CNH Industrial N.V.	2.0%
Asset Allocation
Sector  Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AXS Knowledge Leaders ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Astoria Real Assets ETF

(formerly, AXS Astoria Real Assets ETF)

(PPI)

AXS Green Alpha ETF

(NXTE)

AXS Esoterica NextG Economy ETF

(WUGI)

AXS Knowledge Leaders ETF

(KNO)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

September 30, 2025

AXS ETFs

Eash a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.axsinvestments.com

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 84.0%
	AEROSPACE/DEFENSE — 11.3%
3,712	Airbus S.E.	$860,980
9,196	Howmet Aerospace, Inc.	1,804,531
31,700	IHI Corp.	592,423
685	Rheinmetall A.G.	1,597,275
136,310	Rolls-Royce Holdings PLC	2,183,737
2,130	Safran S.A.	751,075
		7,790,021

	BUILDING MATERIALS — 0.8%
6,718	Holcim A.G.	568,579

	CHEMICALS — 2.8%
7,023	Air Liquide S.A.	1,459,453
5,610	CF Industries Holdings, Inc.	503,217
		1,962,670

	COMMERCIAL SERVICES — 2.1%
1,542	United Rentals, Inc.	1,472,086

	COMPUTERS — 0.8%
3,004	Leidos Holdings, Inc.	567,636

	DISTRIBUTION/WHOLESALE — 0.7%
2,334	WESCO International, Inc.	493,641

	DIVERSIFIED FINANCIAL SERVICES — 0.9%
1,890	Coinbase Global, Inc. - Class A*	637,856

	ELECTRIC — 17.4%
48,113	AES Corp.	633,167
15,139	American Electric Power Co., Inc.	1,703,138
7,624	Constellation Energy Corp.	2,508,830
5,942	DTE Energy Co.	840,377
10,879	Edison International	601,391
21,987	Exelon Corp.	989,635
4,754	NRG Energy, Inc.	769,910
21,078	PG&E Corp.	317,856
1,981	Talen Energy Corp.*	842,678
8,978	Vistra Corp.	1,758,970
12,799	Xcel Energy, Inc.	1,032,239
		11,998,191

	ELECTRICAL COMPONENTS & EQUIPMENT — 1.8%
9,639	ABB Ltd.	694,410

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT (Continued)
5,900	Fujikura Ltd.	$577,476
		1,271,886

	ENGINEERING & CONSTRUCTION — 4.9%
4,216	AECOM	550,061
804	Comfort Systems USA, Inc.	663,445
1,400	EMCOR Group, Inc.	909,356
2,909	MasTec, Inc.*	619,064
1,813	Sterling Infrastructure, Inc.*	615,840
		3,357,766

	INVESTMENT COMPANIES — 2.7%
61,030	Cleanspark, Inc.*	884,935
9,361	Hut 8 Corp.*	325,857
35,197	MARA Holdings, Inc.*	642,697
		1,853,489

	IRON/STEEL — 2.2%
6,355	ATI, Inc.*	516,916
2,001	Carpenter Technology Corp.	491,325
3,691	Steel Dynamics, Inc.	514,636
		1,522,877

	MACHINERY-CONSTRUCTION & MINING — 4.1%
2,060	GE Vernova, Inc.	1,266,694
600	Mitsubishi Heavy Industries Ltd.	15,759
10,129	Vertiv Holdings Co. - Class A	1,528,061
		2,810,514

	METAL FABRICATE/HARDWARE — 0.8%
5,530	Mueller Industries, Inc.	559,138

	MINING — 9.8%
5,816	Agnico Eagle Mines Ltd.[1]	980,345
23,383	Anglogold Ashanti PLC[1]	1,644,526
3,799	Cameco Corp.[1]	318,584
723	Centrus Energy Corp. - Class A*	224,181
25,760	Energy Fuels, Inc.*,1	395,416
25,966	Newmont Corp.	2,189,194
14,883	Rio Tinto PLC - ADR	982,427
		6,734,673

	OIL & GAS — 8.6%
15,926	Canadian Natural Resources Ltd.	509,348
13,648	ConocoPhillips	1,290,964

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
15,044	Devon Energy Corp.	$527,443
4,377	EOG Resources, Inc.	490,749
8,713	Exxon Mobil Corp.	982,391
29,900	Inpex Corp.	541,170
15,392	Shell PLC - ADR	1,100,990
12,100	Suncor Energy, Inc.	506,471
		5,949,526

	OIL & GAS SERVICES — 0.8%
14,623	TechnipFMC PLC[1]	576,877

	PACKAGING & CONTAINERS — 0.7%
4,824	Crown Holdings, Inc.	465,950

	REAL ESTATE — 3.1%
8,801	CBRE Group, Inc. - Class A*	1,386,685
2,620	Jones Lang LaSalle, Inc.*	781,494
		2,168,179

	REITS — 7.0%
36,323	Host Hotels & Resorts, Inc.	618,217
5,484	Lamar Advertising Co. - Class A	671,351
16,371	Omega Healthcare Investors, Inc.	691,184
4,647	SBA Communications Corp.	898,497
38,732	VICI Properties, Inc.	1,263,051
10,094	WP Carey, Inc.	682,052
		4,824,352

	TRANSPORTATION — 0.7%
32,300	Kawasaki Kisen Kaisha Ltd.	460,601
	TOTAL COMMON STOCKS
	(Cost $47,332,231)	58,046,508
	EXCHANGE-TRADED FUNDS — 14.9%
1,291	abrdn Physical Palladium Shares ETF*	147,394
22,957	abrdn Physical Silver Shares ETF*	1,021,127
40,711	Bitwise Bitcoin ETF*	2,533,038
4,802	Bitwise Ethereum ETF*	143,196
10,035	GraniteShares Platinum Trust*	151,629

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
82,556	SPDR Gold MiniShares Trust*	$6,311,406
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,135,280)	10,307,790

	TOTAL INVESTMENTS — 98.9%
	(Cost $55,467,511)	68,354,298

	Other Assets in Excess of Liabilities — 1.1%	781,599
	TOTAL NET ASSETS — 100.0%	$69,135,897

PLC – Public Limited Company

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	AEROSPACE/DEFENSE — 0.8%
34,045	Archer Aviation, Inc. - Class A*	$326,151

	AGRICULTURE — 0.7%
7,293	Vital Farms, Inc.*	300,107

	AUTO MANUFACTURERS — 2.8%
43,840	Rivian Automotive, Inc. - Class A*	643,571
24,100	XPeng, Inc. - ADR*	564,422
		1,207,993

	AUTO PARTS & EQUIPMENT — 6.0%
35,288	Contemporary Amperex Technology Co., Ltd. - Class A	1,990,316
43,964	QuantumScape Corp.*	541,636
		2,531,952

	BIOTECHNOLOGY — 11.2%
14,812	Arcturus Therapeutics Holdings, Inc.*	272,985
2,804	BioNTech S.E. - ADR*	276,530
206,817	Caribou Biosciences, Inc.*	481,884
30,677	CRISPR Therapeutics A.G.*,1	1,988,176
57,850	Editas Medicine, Inc.*	200,739
9,644	Moderna, Inc.*	249,105
140,813	Prime Medicine, Inc.*	780,104
98,770	Recursion Pharmaceuticals, Inc. - Class A*	481,998
25,285	Verve Therapeutics, Inc.*	15,930
		4,747,451

	BUILDING MATERIALS — 0.9%
7,281	Trex Co., Inc.*	376,209

	COMPUTERS — 6.6%
607	Crowdstrike Holdings, Inc. - Class A*	297,661
8,802	International Business Machines Corp.	2,483,572
		2,781,233

	COSMETICS/PERSONAL CARE — 0.4%
42,676	Honest Co., Inc.*	157,048

	ELECTRIC — 2.4%
29,372	Brookfield Renewable Corp.[1]	1,010,984

	ELECTRICAL COMPONENTS & EQUIPMENT — 2.5%
14,863	ABB Ltd. - ADR	1,069,393

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 2.9%
2,266	Advanced Energy Industries, Inc.	$385,537
11,627	NEXTracker, Inc. - Class A*	860,282
		1,245,819

	ENERGY-ALTERNATE SOURCES — 6.2%
2,804	Enphase Energy, Inc.*	99,234
42,933	JinkoSolar Holding Co., Ltd. - ADR	1,031,680
109,575	T1 Energy, Inc.*	238,873
66,243	Vestas Wind Systems A/S	1,249,199
		2,618,986

	FOOD — 2.4%
14,564	Natural Grocers by Vitamin Cottage, Inc.	582,560
4,010	Sprouts Farmers Market, Inc.*	436,288
		1,018,848

	HEALTHCARE-PRODUCTS — 0.3%
96,842	Pacific Biosciences of California, Inc.*	123,958

	HEALTHCARE-SERVICES — 0.1%
3,773	Ginkgo Bioworks Holdings, Inc.*	55,010

	INVESTMENT COMPANIES — 2.4%
167,997	Horizon Technology Finance Corp.	1,024,782

	IRON/STEEL — 0.5%
3,388	Commercial Metals Co.	194,065

	MACHINERY-DIVERSIFIED — 1.3%
10,112	Symbotic, Inc.*	545,037

	OFFICE FURNISHINGS — 2.4%
20,514	Interface, Inc.	593,675
23,704	Steelcase, Inc. - Class A	407,709
		1,001,384

	REITS — 15.1%
13,003	Alexandria Real Estate Equities, Inc.	1,083,670
10,876	BXP, Inc.	808,522
6,434	Digital Realty Trust, Inc.	1,112,310
928	Equinix, Inc.	726,847
472,856	Hudson Pacific Properties, Inc.	1,305,082
12,206	Kilroy Realty Corp.	515,703
14,054	SL Green Realty Corp.	840,570
		6,392,704

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 26.1%
1,925	Analog Devices, Inc.	$472,972
4,701	Applied Materials, Inc.	962,483
1,936	ASML Holding N.V.[1]	1,874,222
9,262	Infineon Technologies A.G.	361,311
7,454	Lam Research Corp.	998,091
8,137	QUALCOMM, Inc.	1,353,671
4,193	SK Hynix, Inc.	1,038,500
14,390	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,018,983
		11,080,233

	SOFTWARE — 3.2%
17,735	SentinelOne, Inc. - Class A*	312,313
13,190	Tempus AI, Inc.*	1,064,565
		1,376,878

	TELECOMMUNICATIONS — 1.2%
23,975	SK Telecom Co., Ltd. - ADR	517,860
	TOTAL COMMON STOCKS
	(Cost $32,926,998)	41,704,085

	TOTAL INVESTMENTS — 98.4%
	(Cost $32,926,998)	41,704,085

	Other Assets in Excess of Liabilities — 1.6%	667,896
	TOTAL NET ASSETS — 100.0%	$42,371,981

ADR – American Depository Receipt

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.5%
	COMPUTERS — 1.6%
1,950	Zscaler, Inc.*	$584,337

	DIVERSIFIED FINANCIAL SERVICES — 0.5%
1,380	Circle Internet Group, Inc.*	182,960

	ELECTRICAL COMPONENTS & EQUIPMENT — 2.0%
1,941	Eaton Corp. PLC	726,419

	HOME FURNISHINGS — 0.9%
11,859	Sony Group Corp. - ADR	341,421

	INSURANCE — 0.0%
2,371	Sony Financial Group, Inc. - ADR*	8,773

	INTERNET — 14.4%
2,553	Alphabet, Inc. - Class C	621,783
7,503	Amazon.com, Inc.*	1,647,434
329	JD.com, Inc. - Class A	5,857
31,015	Meituan - Class B*,1	416,568
2,846	Meta Platforms, Inc. - Class A	2,090,045
4,716	Tencent Holdings Ltd.	401,870
		5,183,557

	MACHINERY-CONSTRUCTION & MINING — 3.0%
853	GE Vernova, Inc.	524,510
4,778	Siemens Energy A.G.*	558,159
		1,082,669

	SEMICONDUCTORS — 29.5%
8,304	Broadcom, Inc.	2,739,572
4,914	Marvell Technology, Inc.	413,120
21,936	NVIDIA Corp.	4,092,819
12,182	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,402,311
		10,647,822

	SOFTWARE — 28.6%
642	AppLovin Corp. - Class A*	461,303
3,111	Cadence Design Systems, Inc.*	1,092,770
3,202	Cloudflare, Inc.*	687,117
1,115	Datadog, Inc.*	158,776
2,361	Duolingo, Inc.*	759,864
2,093	Electronic Arts, Inc.	422,158
680	HubSpot, Inc.*	318,104
8,049	Klaviyo, Inc. - Class A*	222,877
377	Microsoft Corp.	195,267

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
1,697	Monday.com Ltd.*	$328,692
1,942	MongoDB, Inc.*	602,758
544	Oracle Corp.	152,995
2,930	Salesforce, Inc.	694,410
330	ServiceNow, Inc.*	303,692
5,082	Snowflake, Inc. - Class A*	1,146,245
4,104	Synopsys, Inc.*	2,024,873
2,870	Take-Two Interactive Software, Inc.*	741,493
		10,313,394

	TOTAL COMMON STOCKS
	(Cost $22,086,526)	29,071,352
	EXCHANGE-TRADED FUNDS — 8.2%
3,506	Direxion Daily FTSE China Bull 3X Shares	190,341
26,678	KraneShares CSI China Internet ETF	1,120,743
2,513	SPDR S&P Aerospace & Defense ETF	590,454
32,446	Xtrackers Harvest CSI 300 China A-Shares ETF	1,070,069
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,293,961)	2,971,607

	TOTAL INVESTMENTS — 88.7%
	(Cost $24,380,487)	32,042,959

	Other Assets in Excess of Liabilities — 11.3%	4,075,237
	TOTAL NET ASSETS — 100.0%	$36,118,196

PLC – Public Limited Company

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $416,568, which represents 1.15% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.5%
	AUSTRALIA — 2.2%
9,968	Aristocrat Leisure Ltd.	$462,308
117,607	TPG Telecom Ltd.	391,279
		853,587

	BELGIUM — 0.7%
1,473	D’ieteren Group	275,539

	CANADA — 10.4%
330	Constellation Software, Inc.	896,028
12,473	Enbridge, Inc.	629,387
2,624	FirstService Corp.	500,057
5,689	Kinaxis, Inc.*	734,533
12,532	MDA Space Ltd.*	312,174
15,782	Suncor Energy, Inc.[1]	660,589
8,133	Suncor Energy, Inc.	340,041
		4,072,809

	FINLAND — 1.0%
11,176	Huhtamaki Oyj	387,125

	GERMANY — 6.0%
7,634	Bayerische Motoren Werke A.G.	766,393
5,958	Covestro A.G.*,2	407,998
3,255	Heidelberg Materials A.G.	732,607
1,751	SAP S.E.	468,887
		2,375,885

	IRELAND — 9.9%
20,150	Alkermes PLC*	604,500
3,496	Jazz Pharmaceuticals PLC*	460,773
7,173	TE Connectivity PLC	1,574,689
2,985	Trane Technologies PLC	1,259,550
		3,899,512

	ITALY — 1.3%
8,492	Recordati Industria Chimica e Farmaceutica S.p.A.	515,868

	JAPAN — 24.6%
17,100	AGC, Inc.	558,672
41,100	ALSOK Co., Ltd.	310,577
35,200	Asahi Group Holdings Ltd.	423,182
13,600	Bandai Namco Holdings, Inc.	453,533
4,800	Bridgestone Corp.	222,571
18,200	Dai Nippon Printing Co., Ltd.	309,998
12,200	Ebara Corp.	279,464

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
18,900	Electric Power Development Co., Ltd.	$355,067
14,500	FANUC Corp.	418,451
13,100	FUJIFILM Holdings Corp.	326,513
4,400	Horiba Ltd.	373,606
13,100	Komatsu Ltd.	457,704
50,400	Kyocera Corp.	678,950
96,800	Mebuki Financial Group, Inc.	620,186
21,100	Mitsubishi Electric Corp.	543,341
10,400	Nomura Research Institute Ltd.	399,494
30,100	Sekisui Chemical Co., Ltd.	561,503
17,500	Skylark Holdings Co., Ltd.	362,478
20,900	Subaru Corp.	428,798
144,000	Sumitomo Chemical Co., Ltd.	454,470
5,800	TIS, Inc.	191,808
6,400	Toho Co., Ltd.	411,687
11,300	Tokyo Ohka Kogyo Co., Ltd.	370,941
2,400	Trend Micro, Inc.	131,631
		9,644,625

	NEW ZEALAND — 0.7%
55,013	Contact Energy Ltd.	290,684

	NORWAY — 1.5%
54,791	Orkla A.S.A.	572,193

	SWEDEN — 2.6%
8,530	AddTech A.B.	276,803
11,708	Boliden A.B.*	476,406
8,227	Lifco A.B. - B Shares	277,992
		1,031,201

	SWITZERLAND — 8.6%
9,221	Coca-Cola HBC A.G.	434,978
4,980	Garmin Ltd.	1,226,176
698	Geberit A.G.	523,906
70	Givaudan S.A.	284,346
1,531	Schindler Holding A.G.	579,573
1,554	Sika A.G.	345,898
		3,394,877

	UNITED KINGDOM — 6.5%
2,197	AstraZeneca PLC	330,731
73,955	CNH Industrial N.V.	802,412
19,104	IMI PLC	587,931
26,314	Mondi PLC	362,754

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
25,938	Smith & Nephew PLC	$467,042
		2,550,870

	UNITED STATES — 14.5%
10,339	Boston Scientific Corp.*	1,009,396
10,843	GE HealthCare Technologies, Inc.	814,309
3,934	Labcorp Holdings, Inc.	1,129,294
10,193	Micron Technology, Inc.	1,705,493
2,810	Stryker Corp.	1,038,773
		5,697,265

	TOTAL COMMON STOCKS
	(Cost $30,238,042)	35,562,040

	TOTAL INVESTMENTS — 90.5%
	(Cost $30,238,042)	35,562,040

	Other Assets in Excess of Liabilities — 9.5%	3,727,847
	TOTAL NET ASSETS — 100.0%	$39,289,887

PLC – Public Limited Company

*	Non-income producing security.

[1]	Denoted investment is a Canadian security traded on the U.S. Stock Exchange.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $407,998, which represents 1.04% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2025 (Unaudited)

	Astoria	AXS
	Real Assets ETF	Green Alpha ETF
Assets:
Investments, at value (cost $55,467,511 and $32,926,998, respectively)	$68,354,298	$41,704,085
Cash	547,526	589,611
Receivables:
Fund shares sold	732,500	-
Dividends and interest	53,660	67,455
Reclaims receivable	180,471	32,838
Total assets	69,868,455	42,393,989

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $1,982 and $191, respectively)	1,979	192
Payables:
Investment securities purchased	722,871	-
Advisory fees	7,708	21,816
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Fund accounting fees	-	-
Auditing fees	-	-
Chief Compliance Officer fees	-	-
Legal fees	-	-
Trustees' fees and expenses	-	-
Trustees' deferred compensation (Note 3)	-	-
Shareholder reporting fees	-	-
Accrued other expenses	-	-
Total liabilities	732,558	22,008
Commitments and contingencies (Note 3)
Net Assets	$69,135,897	$42,371,981

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$78,678,171	$36,090,341
Total distributable earnings (accumulated deficit)	(9,542,274)	6,281,640
Net Assets	$69,135,897	$42,371,981

Shares of beneficial interest issued and outstanding	3,775,349	1,100,000
Net asset value per share	$18.31	$38.52

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	AXS
	Esoterica NextG Economy	AXS
	ETF	Knowledge Leaders ETF
Assets:
Investments, at value (cost $24,380,487 and $30,238,042, respectively)	$32,042,959	$35,562,040
Cash	4,138,803	3,119,673
Receivables:
Fund shares sold	-	-
Dividends and interest	10,397	70,038
Reclaims receivable	-	551,543
Total assets	36,192,159	39,303,294

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $332 and $601, respectively)	335	597
Payables:
Investment securities purchased	-	-
Advisory fees	4,151	12,810
Fund administration fees	5,648	-
Transfer agent fees and expenses	3,650	-
Custody fees	9,061	-
Fund accounting fees	10,525	-
Auditing fees	8,930	-
Chief Compliance Officer fees	8,102	-
Legal fees	5,784	-
Trustees' fees and expenses	1,604	-
Trustees' deferred compensation (Note 3)	7,109	-
Shareholder reporting fees	3,103	-
Accrued other expenses	5,961	-
Total liabilities	73,963	13,407
Commitments and contingencies (Note 3)
Net Assets	$36,118,196	$39,289,887

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,301,185	$41,632,116
Total distributable earnings (accumulated deficit)	10,817,011	(2,342,229)
Net Assets	$36,118,196	$39,289,887

Shares of beneficial interest issued and outstanding	400,754	775,001
Net asset value per share	$90.13	$50.70

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2025 (Unaudited)

	Astoria	AXS
	Real Assets ETF	Green Alpha ETF
Investment Income:
Dividends (net of foreign withholding taxes of $13,395 and $22,180, respectively)	$558,642	$375,237
Interest	10,313	7,549
Total investment income	568,955	382,786

Expenses:
Advisory fees	174,367	212,696
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	2,320	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees' fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Miscellaneous	-	-
Total expenses	176,687	212,696
Advisory fees (waived) recovered	-	-
Net expenses	176,687	212,696
Net investment income (loss)	392,268	170,090

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	969,908	(2,777,341)
Investments in-kind	117,112	5,293,645
Foreign currency transactions	5,191	(3,252)
Net realized gain (loss)	1,092,211	2,513,052
Net change in unrealized appreciation/depreciation on:
Investments	12,423,725	8,663,744
Foreign currency translations	14,148	829
Net change in unrealized appreciation/depreciation	12,437,873	8,664,573
Net realized and unrealized gain (loss)	13,530,084	11,177,625

Net Increase (Decrease) in Net Assets from Operations	$13,922,352	$11,347,715

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended September 30, 2025 (Unaudited)

	AXS
	Esoterica NextG Economy	AXS
	ETF	Knowledge Leaders ETF
Investment Income:
Dividends (net of foreign withholding taxes of $4,208 and $64,042, respectively)	$53,766	$454,681
Interest	92,982	39,059
Total investment income	146,748	493,740

Expenses:
Advisory fees	124,895	158,544
Fund administration fees	21,837	-
Transfer agent fees and expenses	6,227	-
Custody fees	13,804	-
Interest expense	4	1,649
Fund accounting fees	18,624	-
Shareholder reporting fees	5,058	-
Legal fees	816	-
Auditing fees	8,930	-
Trustees' fees and expenses	5,384	-
Insurance fees	692	-
Chief Compliance Officer fees	12,425	-
Miscellaneous	6,039	-
Total expenses	224,735	160,193
Advisory fees (waived) recovered	(99,837)	-
Net expenses	124,898	160,193
Net investment income (loss)	21,850	333,547

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	1,004,339	271,596
Investments in-kind	1,363,358	1,971,400
Foreign currency transactions	(171)	16,889
Net realized gain (loss)	2,367,526	2,259,885
Net change in unrealized appreciation/depreciation on:
Investments	8,118,238	3,614,543
Foreign currency translations	(3)	23,037
Net change in unrealized appreciation/depreciation	8,118,235	3,637,580
Net realized and unrealized gain (loss)	10,485,761	5,897,465

Net Increase (Decrease) in Net Assets from Operations	$10,507,611	$6,231,012

See accompanying Notes to Financial Statements.

Astoria Real Assets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended	For the
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$392,268	$946,254
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	1,092,211	6,644,245
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	12,437,873	(11,862,891)
Net increase (decrease) in net assets resulting from operations	13,922,352	(4,272,392)

Distributions to Shareholders:
Total distributions to shareholders	(389,306)	(909,196)

Capital Transactions:
Net proceeds from shares sold	5,917,033	12,619,007
Cost of shares redeemed	(1,087,710)	(39,702,567)
Capital Contribution from Plan of Reorganization (Note 1)[1]	-	20,484,338
Net increase (decrease) in net assets from capital transactions	4,829,323	(6,599,222)

Total increase (decrease) in net assets	18,362,369	(11,780,810)

Net Assets:
Beginning of period	50,773,528	62,554,338
End of period	$69,135,897	$50,773,528

Capital Share Transactions[2]:
Shares sold	335,000	465,000
Shares redeemed	(75,000)	(2,245,000)
Shares received from Plan of Reorganization (Note 1)[1]	-	1,355,349
Net increase (decrease) in capital share transactions	260,000	(424,651)

[1]	With the Plan of Reorganization with respect to the KL Allocation Fund, Institutional Class shareholders received Class I shares of Astoria Real Assets ETF effective as of the close of business on June 7, 2024. See Note 1 in the accompanying Notes to Financial Statements.

[2]	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended	For the
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$170,090	$177,070
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	2,513,052	1,608,207
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,664,573	(6,105,801)
Net increase (decrease) in net assets resulting from operations	11,347,715	(4,320,524)

Distributions to Shareholders:
Total distributions to shareholders	(162,764)	(258,373)

Capital Transactions:
Net proceeds from shares sold	4,567,239	3,328,450
Cost of shares redeemed	(13,733,094)	(15,468,731)
Net increase (decrease) in net assets from capital transactions	(9,165,855)	(12,140,281)

Total increase (decrease) in net assets	2,019,096	(16,719,178)

Net Assets:
Beginning of period	40,352,885	57,072,063
End of period	$42,371,981	$40,352,885

Capital Share Transactions:
Shares sold	130,000	100,000
Shares redeemed	(390,000)	(470,000)
Net increase (decrease) in capital share transactions	(260,000)	(370,000)

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended	For the
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$21,850	$57,587
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	2,367,526	8,216,606
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,118,235	(5,915,098)
Net increase (decrease) in net assets resulting from operations	10,507,611	2,359,095

Distributions to Shareholders:
Total distributions to shareholders	-	(1,411,981)

Capital Transactions:
Net proceeds from shares sold	-	5,571,895
Cost of shares redeemed	(5,601,414)	(6,340,075)
Transactions fees (Note 2c)	412	(52)
Net increase (decrease) in net assets from capital transactions	(5,601,002)	(768,232)

Total increase (decrease) in net assets	4,906,609	178,882

Net Assets:
Beginning of period	31,211,587	31,032,705
End of period	$36,118,196	$31,211,587

Capital Share Transactions:
Shares sold	-	75,000
Shares redeemed	(75,000)	(100,000)
Net increase (decrease) in capital share transactions	(75,000)	(25,000)

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025[1]	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$333,547	$1,233,138	$1,446,426
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	2,259,885	21,700,914	17,344,985
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,637,580	(16,335,120)	(6,530,039)
Net increase (decrease) in net assets resulting from operations	6,231,012	6,598,932	12,261,372

Distributions to Shareholders:
Total distributions to shareholders	-	(1,875,290)	(1,732,994)

Capital Transactions:
Net proceeds from shares sold	-	79,369,813	-
Cost of shares redeemed	(20,057,250)	(162,684,048)	(5,932,885)
Transactions fees (Note 2c)	-	(53)	-
Net increase (decrease) in net assets from capital transactions	(20,057,250)	(83,314,288)	(5,932,885)

Total increase (decrease) in net assets	(13,826,238)	(78,590,646)	4,595,493

Net Assets:
Beginning of period	53,116,125	131,706,771	127,111,278
End of period	$39,289,887	$53,116,125	$131,706,771

Capital Share Transactions:
Shares sold	-	1,725,000	-
Shares redeemed	(425,000)	(3,575,000)	(150,000)
Net increase (decrease) in capital share transactions	(425,000)	(1,850,000)	(150,000)

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
[1]	Fiscal year end changed to March 31, effective August 1, 2024.

See accompanying Notes to Financial Statements.

Astoria Real Assets ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the	For the	For the	For the
	September 30,	Year Ended	Year Ended	Year Ended	Period Ended
	2025	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2025	2024[1]	2023	2022[2]
Net asset value, beginning of period	$14.44	$15.88	$12.55	$14.25	$12.50
Income from Investment Operations:
Net investment income (loss)[3]	0.11	0.23	0.27	0.45	0.09
Net realized and unrealized gain (loss)	3.87	(1.46)	3.37	(1.72)	1.66
Total from investment operations	3.98	(1.23)	3.64	(1.27)	1.75

Less Distributions:
From net investment income	(0.11)	(0.21)	(0.31)	(0.43)	-
Total distributions	(0.11)	(0.21)	(0.31)	(0.43)	-
Net asset value, end of period	$18.31	$14.44	$15.88	$12.55	$14.25

Total return[4,5]	27.62%[6]	(7.74)%	29.52%	(8.72)%	13.96%[6]

Total return at market price[4,7]	27.28%[6]	(7.65)%	30.06%	(9.06)%	14.20%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,136	$50,774	$62,554	$68,988	$61,963
Ratio of expenses to average net assets[8]	0.63%[9,10]	0.71%	0.73%	0.70%	0.70%[10]
Ratio of net investment income (loss) to average net assets	1.39%[10]	1.51%	2.06%	3.50%	2.51%[10]

Portfolio turnover rate[11]	69%[6]	159%	97%	81%	11%[6]

[1]	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.

[2]	The Fund commenced operations on December 29, 2021.

[3]	Based on average shares outstanding during the period.

[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[6]	Not annualized.

[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the "Exchange"). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the Exchange.

[8]	If interest expense and/or excise tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended September 30, 2025. For the years ended March 31, 2025, 2024, 2023 and the period ended March 31, 2022, the ratios would have been lowered by 0.01%, 0.03%, 0.00% and 0.00%, respectively.

[9]	Effective July 1, 2025, the Fund agreed to pay an annual investment advisory of 0.55%. Prior to July 1, 2025, the annual investment advisory fee was 0.70%.

[10]	Annualized.

[11]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Green Alpha ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the	For the	For the
	September 30,	Year Ended	Year Ended	Period Ended
	2025	March 31,	March 31,	March 31,
	(Unaudited)	2025	2024	2023[1]
Net asset value, beginning of period	$29.67	$32.99	$31.93	$30.00
Income from Investment Operations:
Net investment income (loss)[2]	0.13	0.12	0.18	0.11
Net realized and unrealized gain (loss)	8.85	(3.27)	1.13	1.86
Total from investment operations	8.98	(3.15)	1.31	1.97

Less Distributions:
From net investment income	(0.13)	(0.17)	(0.24)	(0.04)
From net realized gain	-	-	(0.01)	-
Total distributions	(0.13)	(0.17)	(0.25)	(0.04)
Net asset value, end of period	$38.52	$29.67	$32.99	$31.93

Total return[3,4]	30.31%[5]	(9.62)%	4.15%	6.57%[5]

Total return at market price[3]	29.87%[5]	(9.44)%	3.86%	6.80%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,372	$40,353	$57,072	$69,935
Ratio of expenses to average net assets[6]	1.00%[7]	1.00%	1.00%	1.00%[7]
Ratio of net investment income (loss) to average net assets	0.80%[7]	0.36%	0.57%	0.68%[7]

Portfolio turnover rate[8]	11%[5]	10%	10%	2%[5]

[1]	The Fund commenced operations on September 27, 2022.

[2]	Based on average shares outstanding during the period.

[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[5]	Not annualized.

[6]	If interest expense and/or excise tax expense had been excluded, the expense ratios would have remained unchanged for the six months ended September 30, 2025, and for the years ended March 31, 2025, 2024 and for the period ended March 31, 2023.

[7]	Annualized.

[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Esoterica NextG Economy ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023[1]	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$65.60	$61.97	$39.59	$32.88	$63.33	$43.22
Income from Investment Operations:
Net investment income (loss)[2]	0.05	0.12	(0.09)	(0.03)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	24.48	6.48	22.47	6.74	(30.28)	20.28
Total from investment operations	24.53	6.60	22.38	6.71	(30.46)	20.08

Less Distributions:
From net realized gain	-	(2.97)	-	-	-	-
Total distributions	-	(2.97)	-	-	-	-

Capital Share Transactions:
Transaction fees (Note 2c)[2]	- [3]	(-)[3]	- [3]	-	0.01	0.03
Net asset value, end of period	$90.13	$65.60	$61.97	$39.59	$32.88	$63.33

Total return[4,5]	37.38%[6]	10.09%	56.53%	20.41%[6]	(48.08)%	46.53%

Total return at market price[5,7]	37.08%[6]	10.10%	56.84%	20.26%[6]	(48.05)%	46.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,118	$31,212	$31,033	$19,827	$16,467	$45,962

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.35%[8,9]	1.33%[8]	1.52%[8]	2.13%[9]	2.01%	1.55%
After fees waived and expenses absorbed/recovered	0.75%[8,9]	0.75%[8]	0.76%[8]	0.75%[9]	0.75%	0.75%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.47)%[9]	(0.40)%	(0.96)%	(1.62)%[9]	(1.62)%	(1.16)%
After fees waived and expenses absorbed/recovered	0.13%[9]	0.18%	(0.20)%	(0.24)%[9]	(0.36)%	(0.36)%

Portfolio turnover rate[10]	27%[6]	98%	47%	16%[6]	31%	29%

^	Financial information from March 30, 2020 through December 16, 2022 is for the Esoterica NextG Economy ETF, which was reorganized into the AXS Esoterica NextG Economy ETF as of the close of business on December 16, 2022. See Note 1 in the accompanying Notes to Financial Statements.

[1]	Fiscal year end changed to March 31, effective February 1, 2023.

[2]	Based on average shares outstanding during the period.

[3]	Amount represents less than $0.01 per share.

[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[6]	Not annualized.

[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the "Exchange"). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the Exchange.

[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for six months ended September 30, 2025. For the years ended March, 31, 2025 and 2024, the ratios would have been lowered by 0.00% and 0.01%, respectively.

[9]	Annualized.

[10]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Knowledge Leaders ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025[1]	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Net asset value, beginning of period	$44.26	$43.18	$39.72	$38.99	$44.79	$31.87
Income from Investment Operations:
Net investment income (loss)[2]	0.38	0.48	0.46	0.43	0.45	0.28
Net realized and unrealized gain (loss)	6.06	1.28	3.56	0.96	(6.02)	12.90
Total from investment operations	6.44	1.76	4.02	1.39	(5.57)	13.18

Less Distributions:
From net investment income	-	(0.68)	(0.56)	(0.66)	(0.23)	(0.26)
From net realized gain	-	-	-	-	-	-
Total distributions	-	(0.68)	(0.56)	(0.66)	(0.23)	(0.26)

Capital Share Transactions:
Transaction fees (Note 2c)	-	-	-	-	-	-
Net asset value, end of period	$50.70	$44.26	$43.18	$39.72	$38.99	$44.79

Total return[3,4]	14.55%[5]	4.10%[5]	10.20%	3.71%	(12.52)%	41.40%

Total return at market price[3,6]	13.67%[5]	5.15%[5]	9.32%	4.81%	(13.28)%	42.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,290	$53,116	$131,707	$127,111	$157,903	$183,659
Ratio of expenses to average net assets	0.76%[7,8]	0.84%[7,8]	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.58%[7,8]	1.17%[7]	1.13%	1.15%	0.98%	0.70%

Portfolio turnover rate[9]	0%[5]	159%[5]	79%	96%	23%	31%

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilites of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.

[1]	Fiscal year end changed to March 31, effective August 1, 2024.

[2]	Based on average shares outstanding during the period.

[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[5]	Not annualized.

[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc (the "Exchange"). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the Exchange.

[7]	Annualized.

[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended September 30, 2025. For the period May 1, 2024 through March 31, 2025, the ratios would have been lowered by 0.09%.

[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

Note 1 – Organization

Astoria Real Assets ETF, AXS Green Alpha ETF (the “Green Alpha ETF”), AXS Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF”) and AXS Knowledge Leaders ETF (the “Knowledge Leaders ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Astoria Real Assets ETF’s primary investment objective is to seek long-term capital appreciation in inflation-adjusted terms. The Astoria Real Assets ETF is classified as a diversified Fund. The Astoria Real Assets ETF is an actively managed exchange-traded fund (“ETF”). The Astoria Real Assets ETF commenced operations on December 29, 2021.

On October 20, 2023, the Board of the Trust approved and declared advisable the reorganization of the KL Allocation Fund into the Astoria Real Assets ETF. The purpose of the reorganization was to combine two Funds in separate Trusts with different investment objectives and strategies. The reorganization provided for the transfer of assets of the KL Allocation Fund to the Astoria Real Assets ETF and the assumption of the liabilities of the KL Allocation Fund by the Astoria Real Assets ETF. Following the reorganization, the Astoria Real Assets ETF held the assets of the KL Allocation Fund. The reorganization was effective as of the close of business on June 7, 2024. The following tables illustrate the specifics of the Astoria Real Assets ETF’s reorganization:

KL Allocation Fund Net Assets[1]	Shares Issued to Shareholders of KL Allocation Fund	Astoria Real Assets ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$20,484,338	1,355,349	$60,303,707	$80,788,045	Non-taxable

[1]	Includes accumulated realized loss and unrealized appreciation in the amounts of $10,385,618 and $1,010,379, respectively.

Assuming the reorganization had been completed on April 1, 2024, the beginning of the annual reporting period for the Astoria Real Assets ETF, the pro forma results of operation (unaudited) for the fiscal year 2025 would have been as follows:

Net investment income (loss)	$1,080,824
Net realized gain (loss) on investments	6,578,532
Net change in unrealized appreciation/depreciations on investments	(11,750,379)
Net increase (decrease) of net assets resulting from operations	$(4,091,023)

Because the Astoria Real Assets ETF has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the KL Allocation Fund and the Astoria Real Assets ETF that have been included in the Astoria Real Assets ETF’s Statement of Operations since June 8, 2024.

On April 17, 2024, the Trust’s Board approved a two- for-one forward share split for shares of the Astoria Real Assets ETF, effective after the close of business on April 29, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

The Green Alpha ETF’s primary investment objective is to seek long-term capital appreciation. The Green Alpha ETF is classified as a diversified Fund. The Green Alpha ETF is an actively managed ETF. The Green Alpha ETF commenced operations on September 27, 2022.

The Esoterica NextG Economy ETF’s primary investment objective is to seek capital appreciation. The Esoterica NextG Economy ETF is an actively managed ETF. The Esoterica NextG Economy ETF is a non-diversified fund.

The Esoterica NextG Economy ETF commenced investment operations on December 19, 2022. Prior to that date, the Esoterica NextG Economy ETF acquired the assets and assumed the liabilities of the Esoterica NextG Economy ETF (the "Esoterica NextG Economy ETF Predecessor Fund"), a series of Esoterica Thematic Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 18, 2022, by the Esoterica Thematic Trust on October 13, 2022, and by beneficial owners of the Esoterica NextG Economy ETF Predecessor Fund on December 15, 2022. The tax-free reorganization was accomplished on December 16, 2022. As a result of the reorganization, the Esoterica NextG Economy ETF assumed the performance and accounting history of the Esoterica NextG Economy ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Esoterica NextG Economy ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Esoterica NextG Economy ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
500,754	$16,579,393

The net unrealized depreciation of investments transferred was $7,610,299 as of the date of the acquisition.

The Knowledge Leaders ETF’s primary investment objective is to seek long-term capital appreciation. The Knowledge Leaders ETF is a passively managed ETF. The Knowledge Leaders ETF is a diversified fund. Effective August 1, 2024, the Knowledge Leaders ETF changed fiscal year end from April 30th to March 31st.

The Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the Knowledge Leaders ETF acquired the assets and assumed the liabilities of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Managers Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2023, by the Investment Managers Series Trust II on May 31, 2024, and by beneficial owners of the Knowledge Leaders ETF Predecessor Fund on July 12, 2024. The tax-free reorganization was accomplished on July 19, 2024. As a result of the reorganization, the Knowledge Leaders ETF assumed the performance and accounting history of the Knowledge Leaders ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Knowledge Leaders ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Knowledge Leaders ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,900,001	$130,215,694

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

The net unrealized depreciation of investments transferred was $21,591,581 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction's legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non -standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Astoria Real Assets ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $100, $500 and $1,100, respectively, regardless of the number of Creation Units created in the transaction.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Astoria Real Assets ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $100, $500 and $1,100, respectively, regardless of the number of Creation Units redeemed in the transaction.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Astoria Real Assets ETF	Quarterly
Green Alpha ETF	Quarterly
Esoterica NextG Economy ETF	Annually
Knowledge Leaders ETF	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fees
Astoria Real Assets ETF	0.55%*
Green Alpha ETF	1.00%
Esoterica NextG Economy ETF	0.75%
Knowledge Leaders ETF	0.75%

*	Prior to July 1, 2025, the Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Fund’s average daily net assets.

The Advisor has agreed to pay all expenses of the Astoria Real Assets ETF, Green Alpha ETF and Knowledge Leaders ETF except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisor has contractually agreed to waive its fee and to absorb other operating expenses of the Esoterica NextG Economy ETF to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended September 30, 2025, the Advisor waived a portion of its advisory fee totaling $99,837.

The Advisor is permitted to seek reimbursement from the Esoterica NextG Economy ETF, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the years stated below:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Esoterica NextG Economy ETF
March 31, 2026	$51,804
March 31, 2027	175,350
March 31, 2028	186,360
March 31, 2029	99,837
Total	$513,351

The Advisor has engaged Astoria Portfolio Advisors LLC (“Astoria” or the “Sub-Advisor”) to manage the Astoria Real Assets ETF’s overall investment program and pays Astoria an annual sub-advisory fee based upon the Astoria Real Assets ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Astoria’s sub-advisory fee. The Astoria Real Assets ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha” or the “Sub-Advisor”) to manage the Green Alpha ETF’s overall investment program and pays Green Alpha an annual sub -advisory fee based upon the Green Alpha ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Green Alpha’s sub-advisory fee. The Green Alpha ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Esoterica Capital LLC (“Esoterica” or the “Sub-Advisor”) to manage the Esoterica NextG Economy ETF’s overall investment program and pays Esoterica an annual sub-advisory fee based upon the Esoterica NextG Economy ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Esoterica’s sub-advisory fee. The Esoterica NextG Economy ETF does not directly pay the Sub-Advisor.

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Esoterica NextG Economy ETF’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended September 30, 2025, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. The Advisor is responsible for paying trustees fees incurred to all the Funds except the Esoterica NextG Economy ETF. For the six months ended September 30, 2025, the Esoterica NextG Economy ETF’s fees incurred to Trustees who are not affiliated with the Esoterica NextG Economy ETF’s co-administrators are reported on the Statements of Operations.

The Board of the Trust, on behalf of the Esoterica NextG Economy ETF, has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Esoterica NextG Economy ETF’s liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Esoterica NextG Economy ETF and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Esoterica NextG Economy ETF’s allocated fees incurred for CCO services for the six months ended September 30, 2025, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At September 30, 2025, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Astoria Real Assets ETF	Green Alpha ETF
Cost of investments	$55,488,559	$32,926,998

Gross unrealized appreciation	$13,646,310	$13,264,236
Gross unrealized depreciation	(780,571)	(4,487,149)
Net unrealized appreciation (depreciation) on investments	$12,865,739	$8,777,087

	Esoterica NextG Economy ETF	Knowledge Leaders ETF
Cost of investments	$24,391,768	$30,238,042

Gross unrealized appreciation	$9,382,667	$6,120,642
Gross unrealized depreciation	(1,731,476)	(796,644)
Net unrealized appreciation (depreciation) on investments	$7,651,191	$5,323,998

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Astoria Real Assets ETF	Green Alpha ETF
Undistributed ordinary income	$12,956	$-
Undistributed long-term capital gains	-	-
Tax distributable earnings	12,956	-

Accumulated capital and other losses	(23,519,875)	(5,016,691)

Net unrealized appreciation (depreciation) on investments	444,064	113,343
Net unrealized appreciation (depreciation) on foreign currency translations	(12,465)	37
Total distributable earnings (deficit)	$(23,075,320)	$(4,903,311)

AXS Funds
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2025 (Unaudited)

	Esoterica NextG Economy ETF	Knowledge Leaders ETF
Undistributed ordinary income	$781,720	$-
Undistributed long-term capital gains	-	-
Tax distributable earnings	781,720	-

Accumulated capital and other losses	-	(10,169,854)

Net unrealized appreciation (depreciation) on investments	(467,047)	1,629,750
Net unrealized appreciation (depreciation) on foreign currency translations	-	(33,137)
Unrealized deferred compensation	(5,272)	-
Total distributable earnings (deficit)	$309,401	$(8,573,241)

As of the tax periods ended March 31, 2025, the Funds had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total
Astoria Real Assets ETF	$20,417,256	$3,102,619	$23,519,875
Green Alpha ETF	914,642	4,102,049	5,016,691
Esoterica NextG Economy ETF	-	-	-
Knowledge Leaders ETF	9,997,975	-	9,997,975

As of March 31, 2025, the Astoria Real Assets ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF utilized $1,437,002, $4,205,360 and $175,546, respectively, of non-expiring capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryforwards subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger. As a result of the reorganization with KL Allocation Fund on June 7, 2024, the Astoria Real Assets ETF acquired capital loss carryforwards of approximately $10,388,303. Utilization of these losses is subject to limitations under Internal Revenue Code Section 383 due to the change in ownership. These limitations may restrict the amount of capital gains that can be offset in future years. The IRC Section 383 capital loss carryforward limitation is $601,758 for the year ended March 31, 2025.

The tax character of distributions paid during the years ended March 31, 2025 and 2024, was as follows:

Astoria Real Assets ETF
	2025	2024
Distributions paid from:
Ordinary income	$909,196	$1,371,385
Net long-term capital gains	-	-
Total distributions paid	$909,196	$1,371,385

AXS Funds
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2025 (Unaudited)

Green Alpha ETF
	2025	2024
Distributions paid from:
Ordinary income	$258,373	$592,737
Net long-term capital gains	-	25,900
Total distributions paid	$258,373	$618,637

Esoterica NextG Economy ETF
	2025	2024
Distributions paid from:
Ordinary income	$820,148	$-
Net long-term capital gains	591,833	-
Total distributions paid	$1,411,981	$-

The tax character of distributions paid during the periods ended March 31, 2025, April 30, 2024 and 2023 were as follows:

Knowledge Leaders ETF
	March 31, 2025	April 30, 2024	April 30, 2023
Distributions paid from:
Ordinary income	$1,875,290	$1,732,994	$2,229,007
Net long-term capital gains	-	-	-
Total distributions paid	$1,875,290	$1,732,994	$2,229,007

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended September 30, 2025, were as follows:

Fund	Purchases	Sales
Astoria Real Assets ETF	$39,206,839	$39,470,904
Green Alpha ETF	4,552,520	5,194,898
Esoterica NextG Economy ETF	7,788,774	10,986,673
Knowledge Leaders ETF	-	2,643,225

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended September 30, 2025, were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Astoria Real Assets ETF	$5,626,982	$1,075,239	$117,112
Green Alpha ETF	4,301,754	13,073,223	5,293,645
Esoterica NextG Economy ETF	4,730,782	-	1,363,358
Knowledge Leaders ETF	-	18,914,088	1,971,400

AXS Funds
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2025 (Unaudited)

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AXS Funds
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Funds’ assets carried at fair value:

Astoria Real Assets ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$58,046,508	$-	$-	$58,046,508
Exchange-Traded Funds	10,307,790	-	-	10,307,790
Total Investments	$68,354,298	$-	$-	$68,354,298

Green Alpha ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$41,704,085	$-	$-	$41,704,085
Total Investments	$41,704,085	$-	$-	$41,704,085

Esoterica NextG Economy ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$29,071,352	$-	$-	$29,071,352
Exchange-Traded Funds	2,971,607	-	-	2,971,607
Total Investments	$32,042,959	$-	$-	$32,042,959

Knowledge Leaders ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$35,562,040	$-	$-	$35,562,040
Total Investments	$35,562,040	$-	$-	$35,562,040

*	For a detailed break-out of common stocks by major industry/country classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

AXS Funds
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2025 (Unaudited)

Note 10 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/5/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/5/2025